DEBT- Credit Facility - Long Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in credit facility
At the beginning	$ 145,795
At the end	88,350	$ 145,795
Non-current	88,350	100,795
Total	88,350	145,795
Credit Facility
Changes in credit facility
At the beginning	122,995
Advances received during the year		130,000
Transaction costs paid, accreted over the life		(1,866)
Interest expensed during the year (note 7(a))	6,030	4,903
Accretion during the year (note 7(b))	369	387
Interest paid during the year	(6,030)	(4,879)
Principal repayments during the year	(11,100)	(5,550)
Converted from Credit Facility to Revolving Facility (note (b))	(113,350)
Unamortized transaction costs expensed upon conversion to Revolving Facility	$ 1,086
At the end		122,995
Current		22,200
Non-current		100,795
Total		$ 122,995